Fair Value Measurements (Details) - Schedule of Recurring Basis Using Significant Unobservable Inputs (Level 3)	3 Months Ended
Mar. 31, 2024 USD ($)
Forward Purchase Agreement [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning
Initial measurement	20,889,950
Change in fair value	(249,350)
Balance at ending	20,640,600
Warrants – Series A and B [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning
Initial measurement	12,739,000
Change in fair value	8,431,850
Balance at ending	$ 21,170,850